SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash and cash equivalents	$ 144,119	$ 531,537	$ 401,930	$ 175,147
Restricted cash included in:
Other current assets	26,096	680
Other assets	18,095	20,474
Total cash, cash equivalents and restricted cash in the Statement of Cash Flows	$ 188,310	$ 552,691	$ 401,930	$ 175,147